SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net (loss) / income to Ordinary Shareholders, Basic	$ (36,420)	$ (64,568)	$ 16,555
Weighted-average ordinary shares outstanding, Basic	92,962,048	91,043,830	88,845,601
Weighted-average ordinary shares outstanding, Basic	$ (0.39)	$ (0.71)	$ 0.19
Weighted average number of shares outstanding, restricted stock units			272,275,000
Net (loss) / income to Ordinary Shareholders, antidilution sequencing - subtotal	$ (36,420)	$ (64,568)	$ 16,555
Weighted-average ordinary shares outstanding, antidilution sequencing - subtotal	92,962,048	91,043,830	89,117,876
Weighted-average ordinary shares outstanding, antidilution sequencing - subtotal	$ (0.39)	$ (0.71)	$ 0.19
Net (loss) / income to Ordinary Shareholders, antidilution sequencing - subtotal			$ (557)
Weighted-average ordinary shares outstanding, public warrants
Net (loss) / income to Ordinary Shareholders, Diluted	$ (36,420)	$ (64,568)	$ 15,998
Weighted-average ordinary shares outstanding, Diluted	92,962,048	91,043,830	89,117,876
Weighted-average ordinary shares outstanding, Diluted	$ (0.39)	$ (0.71)	$ 0.18